PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,171,947	$ 1,139,804
Less - accumulated depreciation	(472,965)	(396,522)
Property and equipment, net	698,982	743,282
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	1,125,013	1,092,870
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 46,934	$ 46,934